UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
           -----------------------------------------------------
Address:   90 Park Avenue
           New York, NY 10016
           -----------------------------------------------------

Form 13F File Number: 28-02774
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Katherine K. Struk
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  212-972-8150
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Katherine K. Struk               New York, NY 10016               11/02/2004
----------------------               ------------------               ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          130
                                         -----------
Form 13F Information Table Value Total:     $155,707
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
3M                             Common           604059105      239    3000          SOLE                  0      0   3000
AMERICAN EXPRESS               Common           025816109     2269   44110          SOLE              29900      0  14210
AMERICAN INTL GROUP INC        Common           026874107     3551   52230          SOLE              34499      0  17731
AMERICAN INTL GROUP INC        Common           026874107      231    3400          OTHER                 0      0   3400
AMERISOURCEBERGEN CORP         Common           03073E105     2675   49805          SOLE              28305      0  21500
AMGEN INC                      Common           031162100      141    2490          SOLE               1300      0   1190
AMGEN INC                      Common           031162100      198    3500          OTHER                 0      0   3500
APPLIED MATERIALS INC          Common           038222105      688   41745          SOLE              30760      0  10985
APPLIED MATERIALS INC          Common           038222105       32    2000          OTHER                 0      0   2000
BALDOR ELECTRIC                Common           057741100     3817  161351          SOLE             106750      0  54601
BANK OF AMERICA CORP           Common           060505104      131    3024          SOLE                  0      0   3024
BANK OF AMERICA CORP           Common           060505104      138    3200          OTHER                 0      0   3200
BBBEAR STEARNS COS             Common           073902108     2083   21662          SOLE              13072      0   8590
BMC SOFTWARE                   Common           055921100      221   14000          SOLE               4000      0  10000
BP PLC ADR                     Common           055622104     4983   86617          SOLE              53859      0  32758
BP PLC ADR                     Common           055622104      109    1900          OTHER                 0      0   1900
BROWN-FORMAN INC CLASS A       Common           115637100      395    8442          SOLE                  0      0   8442
C S X CORPORATION              Common           126408103     3447  103835          SOLE              65475      0  38360
C S X CORPORATION              Common           126408103      132    4000          OTHER                 0      0   4000
CATERPILLAR INC                Common           149123101     1403   17440          SOLE               9185      0   8255
CATERPILLAR INC                Common           149123101      241    3000          OTHER                 0      0   3000
CENTERPOINT ENERGY INC         Common           15189T107      241    3000          SOLE                  0      0   3000
CHEVRONTEXACO CORP             Common           166764100      360    6720          SOLE                320      0   6400
CHEVRONTEXACO CORP             Common           166764100      171    3200          OTHER                 0      0   3200
CHUBB CORP                     Common           171232101     1552   22095          SOLE              14015      0   8080
CISCO SYSTEMS INC              Common           17275R102      203   11250          SOLE               8050      0   3200
COLGATE-PALMOLIVE              Common           194162103      664   14700          SOLE                  0      0  14700
COMPUTER SCIENCES CORP         Common           205363104      847   17985          SOLE               9720      0   8265
CONAGRA FOOD INC               Common           205887102     6002  233455          SOLE              92873      0 140582
CONAGRA FOOD INC               Common           205887102      102    4000          OTHER                 0      0   4000
CONOCOPHILLIPS                 Common           20825C104     1891   22829          SOLE              14550      0   8279
CONOCOPHILLIPS                 Common           20825C104      157    1900          OTHER                 0      0   1900
DARDEN RESTAURANTS             Common           237194105      877   37615          SOLE              23210      0  14405
DEVON ENERGY CORP              Common           25179M103     1884   26537          SOLE              16832      0   9705
DEVON ENERGY CORP              Common           25179M103      198    2800          OTHER                 0      0   2800
DEVRY INC                      Common           251893103     1070   51675          SOLE              37175      0  14500
DIEBOLD INC                    Common           253651103     4476   95865          SOLE              62915      0  32950
DIEBOLD INC                    Common           253651103       70    1500          OTHER                 0      0   1500
DOMINION RESOURCES INC         Common           25746U109      834   12790          SOLE               7200      0   5590
DOVER CORP                     Common           260003108     3370   86715          SOLE              50470      0  36245
DOVER CORP                     Common           260003108      139    3600          OTHER                 0      0   3600
DUKE REALTY CORP               Common           264411505      884   26655          SOLE              16640      0  10015
DUKE REALTY CORP               Common           264411505      132    4000          OTHER                 0      0   4000
EL PASO CORP                   Common           28336L109     2856  310855          SOLE             188995      0 121860
EL PASO CORP                   Common           28336L109      137   15000          OTHER                 0      0  15000
EMERSON ELECTRIC CO            Common           291011104     4822   77925          SOLE              50455      0  27470
EQUITY RES. PROPERTIES         Common           29476L107      217    7000          SOLE               3800      0   3200
EQUITY RES.PROPERTIES          Common           29476L107       62    2000          OTHER                 0      0   2000
EXXON MOBIL CORPORATION        Common           30231G102     3051   63147          SOLE              32362      0  30785
EXXON MOBIL CORPORATION        Common           30231G102       99    2056          OTHER                 0      0   2056
FEDEX CORPORATION              Common           31428X106     5134   59920          SOLE              38225      0  21695
FEDEX CORPORATION              Common           31428X106      274    3200          OTHER                 0      0   3200
GENERAL ELECTRIC CO            Common           369604103      528   15728          SOLE                486      0  15242
GENZYME CORP                   Common           372917104      291    5350          SOLE               1100      0   4250
GENZYME CORP                   Common           372917104      152    2800          OTHER                 0      0   2800
GILLETTE COMPANY               Common           375766102     3718   89096          SOLE              52910      0  36186
GILLETTE COMPANY               Common           375766102       87    2100          OTHER                 0      0   2100
HOME DEPOT INC                 Common           437076102      190    4850          SOLE               4200      0    650
HOME DEPOT INC                 Common           437076102       98    2500          OTHER                 0      0   2500
ILLINOIS TOOL WORKS INC        Common           452308109     4476   48048          SOLE              30293      0  17755
ILLINOIS TOOL WORKS INC        Common           452308109      465    5000          OTHER                 0      0   5000
INTEL CORP                     Common           458140100      426   21268          SOLE              14400      0   6868
INTEL CORP                     Common           458140100       90    4500          OTHER                 0      0   4500
ISHARES MSCI JAPAN INDEX       Common           464286848       97   10000          SOLE                  0      0  10000
JEFFERSON PILOT CORP           Common           475070108     3533   71160          SOLE              46340      0  24820
JEFFERSON PILOT CORP           Common           475070108       39     800          OTHER                 0      0    800
JOHNSON & JOHNSON INC          Common           478160104     6025  106976          SOLE              65278      0  41698
JOHNSON & JOHNSON INC          Common           478160104      311    5522          OTHER                 0      0   5522
LEHMAN BROS HOLDINGS INC       Common           524908100     1628   20430          SOLE              16490      0   3940
LIBERTY MEDIA CORP CL A        Common           530718105     1227  140820          SOLE              85670      0  55150
LIBERTY MEDIA INTERNAT'L       Common           530719103      231    6934          SOLE               4227      0   2707
LILLY ELI & CO                 Common           532457108      369    6150          SOLE               2000      0   4150
LINCOLN NATIONAL CORP          Common           534187109     4586   97575          SOLE              55055      0  42520
LUCENT TECHNOLOGIES            Common           549463107      139   44030          SOLE              25280      0  18750
MCDONALD'S CORP                Common           580135101     2317   82670          SOLE              49635      0  33035
MCKESSON CORPORATION           Common           58155Q103      599   23390          SOLE              12750      0  10640
MEDTRONIC INC                  Common           585055106     4690   90380          SOLE              52115      0  38265
MEDTRONIC INC                  Common           585055106      238    4600          OTHER                 0      0   4600
MERCK & CO INC                 Common           589331107      735   22300          SOLE               8710      0  13590
MERRILL LYNCH & CO             Common           590188108      416    8380          SOLE               4730      0   3650
MICRON TECHNOLOGY INC          Common           595112103      663   55155          SOLE              26905      0  28250
MICRON TECHNOLOGY INC          Common           595112103       96    8000          OTHER                 0      0   8000
MICROSOFT CORP                 Common           594918104       99    3600          SOLE                  0      0   3600
MICROSOFT CORP                 Common           594918104      110    4000          OTHER                 0      0   4000
MOLEX INC                      Common           608554101     4773  160067          SOLE              99792      0  60275
MOLEX INC                      Common           608554101      134    4500          OTHER                 0      0   4500
NCR CORP                       Common           62886E108      386    7785          SOLE               6960      0    825
NORFOLK SOUTHERN CORP          Common           655844108     4332  145670          SOLE             102645      0  43025
NORFOLK SOUTHERN CORP          Common           655844108      178    6000          OTHER                 0      0   6000
ORACLE CORP                    Common           68389X105      216   19200          SOLE               6000      0  13200
PEPSICO INC                    Common           713448108     5073  104289          SOLE              61585      0  42704
PEPSICO INC                    Common           713448108      291    6000          OTHER                 0      0   6000
PLANTRONICS INC                Common           727493108      302    7000          SOLE                  0      0   7000
PROCTER & GAMBLE CO            Common           742718109      209    3880          SOLE                  0      0   3880
RAYTHEON CO                    Common           755111507      265    7000          SOLE               4500      0   2500
RAYTHEON CO                    Common           755111507      178    4700          OTHER                 0      0   4700
ROYAL DUTCH PETROLEUM          Common           780257804      299    5800          SOLE               3600      0   2200
SAP AG-SPONSORED ADR           Common           803054204     2890   74210          SOLE              46950      0  27260
SAP AG-SPONSORED ADR           Common           803054204      194    5000          OTHER                 0      0   5000
SBC COMMUNICATIONS INC         Common           78387G103     1997   76960          SOLE              46875      0  30085
SBC COMMUNICATIONS INC         Common           78387G103       77    3000          OTHER                 0      0   3000
SCLUMBERGER LTD                Common           806857108      222    3300          OTHER                 0      0   3300
SONOCO PRODUCTS CO             Common           835495102      597   22586          SOLE                  0      0  22586
SOUTH FINANCIAL GROUP INC      Common           837841105      205    7270          SOLE                  0      0   7270
SUNTRUST BANKS INC             Common           867914103      422    6000          SOLE                  0      0   6000
TARGET CORP                    Common           87612E106      281    6225          SOLE                  0      0   6225
TEXAS INSTRUMENTS              Common           882508104     2800  131599          SOLE              64590      0  67009
TEXAS INSTRUMENTS              Common           882508104       42    2000          OTHER                 0      0   2000
TIME WARNER INC                Common           887317105      359   22250          SOLE               9950      0  12300
TRANSOCEAN INC                 Common           G90078109      378   10583          SOLE               6190      0   4393
U.S. BANCORP                   Common           902973304     1122   38853          SOLE              19392      0  19461
U.S. BANCORP                   Common           902973304       91    3162          OTHER                 0      0   3162
UNION PACIFIC CORP             Common           907818108     3061   52241          SOLE              34490      0  17751
UNION PACIFIC CORP             Common           907818108      134    2300          OTHER                 0      0   2300
UNISYS CORP                    Common           909214108     2055  199210          SOLE             123120      0  76090
UNISYS CORP                    Common           909214108       20    2000          OTHER                 0      0   2000
VANGUARD EXPLORER FUND         Common           921926101      314    4812          SOLE                  0      0   4812
VANGUARD INT'L GRWTH FD        Common           921910204      195   11663          SOLE                  0      0  11663
VERIZON COMMUNICATIONS         Common           92343V104     4477  113698          SOLE              65720      0  47978
VERIZON COMMUNICATIONS         Common           92343V104       72    1830          OTHER                 0      0   1830
VIACOM INC CL A                Common           925524100     2107   61985          SOLE              43365      0  18620
VIACOM INC CL B                Common           925524308      438   13075          SOLE              10775      0   2300
VIACOM INC CL B                Common           925524308      127    3800          OTHER                 0      0   3800
WALGREEN CO                    Common           931422109      274    7650          SOLE               3200      0   4450
WALT DISNEY CO                 Common           254687106     3714  164708          SOLE             103590      0  61118
WALT DISNEY CO                 Common           254687106      157    7000          OTHER                 0      0   7000
WENDY'S INTERNATIONAL INC.     Common           950590109      840   25012          SOLE              13410      0  11602
WENDY'S INTERNATIONAL INC.     Common           950590109       33    1000          OTHER                 0      0   1000
WILLIAMS COS INC               Common           969457100      242   20000          SOLE              20000      0      0
WYETH                          Common           026609107      503   13450          SOLE                  0      0  13450


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